UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss & Co., Inc.
           --------------------------------------------------
Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05569
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:     Vice President
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Howard Guberman             New York, New York          8/13/03
       ------------------------   ------------------------------  ----------




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        43
                                               -------------

Form 13F Information Table Value Total:       $116,768
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE




















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                                                       FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
AUTOLIV INC         COMMON       052800109  1,222     45,114   SH         SOLE          45,124   0       0
-----------------------------------------------------------------------------------------------------------
AVON PRODS INC      COMMON       054303102 19,668    316,200   SH         SOLE         316,200   0       0
-----------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP   COMMON       067901108    588     33,002   SH         SOLE          33,002   0       0
-----------------------------------------------------------------------------------------------------------
BRASS EAGLE INC     COMMON       10553F106    445     53,471   SH         SOLE          53,471   0       0
-----------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN
 SANTA FE C         COMMON       12189T104 16,707    587,436   SH         SOLE         587,436   0       0
-----------------------------------------------------------------------------------------------------------
COVANCE INC         COMMON       222816100    340     18,800   SH         SOLE          18,800   0       0
-----------------------------------------------------------------------------------------------------------
DU PONT E I DE
 NEMOURS & CO       COMMON       263534109  1,624     39,000   SH         SOLE          39,000   0       0
-----------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE
 PLC                SPONSORED
                    ADR          37733W105 22,210    547,860   SH         SOLE         547,860   0       0
-----------------------------------------------------------------------------------------------------------
HALLIBURTON CO      COMMON       406216101  3,964    172,346   SH         SOLE         172,346   0       0
-----------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC  COMMON       438516106 12,651    471,176   SH         SOLE         471,176   0       0
-----------------------------------------------------------------------------------------------------------
KANEB SERVICES LLC  COMMON       484173109  1,109     38,000   SH         SOLE          38,000   0       0
-----------------------------------------------------------------------------------------------------------
MOTOROLA INC        COMMON       620076109  9,245    980,400   SH         SOLE         980,400   0       0
-----------------------------------------------------------------------------------------------------------
VODAPHONE GROUP     SPONSORED
 PLC NEW             ADR         92857W100  4,443    226,120   SH         SOLE         226,120   0       0
-----------------------------------------------------------------------------------------------------------
WELLS FARGO & CO
 NEW                COMMON       949746101  3,134     62,180   SH         SOLE          62,180   0       0
-----------------------------------------------------------------------------------------------------------
XANSER CORP         COMMON       98389J103    245    114,000   SH         SOLE         114,000   0       0
-----------------------------------------------------------------------------------------------------------
AMERADA HESS CORP   COMMON       023551104    738     15,000   SH         SOLE          15,000   0       0
-----------------------------------------------------------------------------------------------------------
BUCKEYE PARTNERS
 LP UNIT LTD        UNIT LTD
                     PARTN       118230101    294      7,500   SH         SOLE           7,500   0       0
-----------------------------------------------------------------------------------------------------------
CEDAR FAIR LP
 DEPOSITARY UNI     DEPOSITRY
                     UNIT        150185106    210      7,500   SH         SOLE           7,500   0       0
-----------------------------------------------------------------------------------------------------------
CTS CORP            COMMON       126501105    314     30,000   SH         SOLE          30,000   0       0
-----------------------------------------------------------------------------------------------------------
EARTHLINK INC       COMMON       270321102    559     70,000   SH         SOLE          70,000   0       0
-----------------------------------------------------------------------------------------------------------
FEDDERS CORP        COMMON NEW   313135501    501    163,300   SH         SOLE         163,300   0       0
-----------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL
 LTD                ORD          Y2573F102    782     75,000   SH         SOLE          75,000   0       0
-----------------------------------------------------------------------------------------------------------
GARTNER INC         COMMON       366651107  1,690    223,000   SH         SOLE         223,000   0       0
-----------------------------------------------------------------------------------------------------------
HOLLINGER INTL
 INC                CL A         435569108    215     20,000   SH         SOLE          20,000   0       0
-----------------------------------------------------------------------------------------------------------
HARMONY GOLD
 MNG LTD            SPONSORED
                     ADR         413216300    135     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
INTEL CORP          COMMON       458140100    312     15,000   SH         SOLE          15,000   0       0
-----------------------------------------------------------------------------------------------------------
JLM INDUSTRIES
 INC                COMMON       46621D103    328    252,000   SH         SOLE         252,000   0       0
-----------------------------------------------------------------------------------------------------------
KERR MCGEE CORP     COMMON       492386107  2,240     50,000   SH         SOLE          50,000   0       0
-----------------------------------------------------------------------------------------------------------
MACK CALI RLTY
 CORP               REITS/RICS   554489104    364     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
MERIDIAN GOLD
 INC                COMMON       589975101    460     40,000   SH         SOLE          40,000   0       0
-----------------------------------------------------------------------------------------------------------
NEWMONT MINING
 CORP               COMMON       651639106    812     25,000   SH         SOLE          25,000   0       0
-----------------------------------------------------------------------------------------------------------
PARK OHIO
 HLDGS CORP         COMMON       700666100    494    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
PETROLEO
 BRASILEIRO SA
 PETRO              SPONSORED
                     ADR         71654V408    692     35,000   SH         SOLE          35,000   0       0
-----------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL  COMMON       74153Q102  1,122     59,600   SH         SOLE          59,600   0       0
-----------------------------------------------------------------------------------------------------------
SCHERING PLOUGH
 CORP               COMMON       806605101    372     20,000   SH         SOLE          20,000   0       0
-----------------------------------------------------------------------------------------------------------
SCUDDER NEW ASIA
 INC                COMMON       811183102    525     56,400   SH         SOLE          56,400   0       0
-----------------------------------------------------------------------------------------------------------
SEQUA CORPORATION   CL A         817320104  1,644     47,931   SH         SOLE          47,931   0       0
-----------------------------------------------------------------------------------------------------------
SYBASE INC          COMMON       871130100    348     25,000   SH         SOLE          25,000   0       0
-----------------------------------------------------------------------------------------------------------
TRANSOCEAN INC      ORD          G90078109    330     15,000   SH         SOLE          15,000   0       0
-----------------------------------------------------------------------------------------------------------
TRAVELERS PPTY CAS
 CORP NEW           COMMON       89420G109    318     20,000   SH         SOLE          20,000   0       0
-----------------------------------------------------------------------------------------------------------
TRIZEC PROPERTIES
 INC                COMMON       89687P107    114     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
UNITED INDL CORP    COMMON       910671106  2,406    147,600   SH         SOLE         147,600   0       0
-----------------------------------------------------------------------------------------------------------
VARCO INTL INC DEL  COMMON       922122106    864     44,074   SH         SOLE          44,074   0       0
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